Financial assets	12 Months Ended
Mar. 31, 2022
Disclosure of financial assets [abstract]
Financial assets
9.
Financial assets

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Non current
Financial assets at amortised cost
Loans
Security deposits	140	164	2
Total	140	164	2

Others
Deferred consideration receivable (refer Note 39)	—	1,936	26
Bank deposits with remaining maturity for more than twelve months (refer Note 15)	2,999	1,318	17
Total	2,999	3,254	43

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Current
Financial assets at amortised cost
Loans
Loans to related parties (refer Note 45)	11	—	—
Loans and advances to third party	—	556	7
Security deposits	45	67	1
Total	56	623	8

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Others
Deferred consideration receivable (refer Note 39)	1,936	610	8
Advances recoverable	154	153	2
Government grant receivable			—
- viability gap funding	302	0	0
- generation based incentive receivable	859	783	10
Interest accrued on fixed deposits	394	444	6
Interest accrued on loan to third party	—	40	1
Others	52	148	2
Total	3,697	2,178	29

Loans and receivables are non-derivative financial assets which generate fixed interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.